Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital Lease Obligations [Line Items]
2014	$ 3,141
2015	3,228
2016	2,832
2017	1,906
2018	1,520
Thereafter	5,206
Capital Leases, Future Minimum Payments Due, Total	$ 17,833